8. NOTES PAYABLE (Details Narrative) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Related party notes and accrued interest	$ 651	$ 651	$ 634
Note payable in default, including related parties	$ 651	$ 1,008	$ 133